Label	Element	Value
Destinations Shelter Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BRINKER CAPITAL DESTINATIONS TRUST

SUPPLEMENT DATED November 2, 2023,

TO THE PROSPECTUS DATED JULY 1, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Destinations Shelter Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the Fund Summary for the Destinations Shelter Fund, the Annual Average Total Returns table is hereby deleted in its entirely and replaced with the following:
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Destinations Shelter Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(14.13%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2021
Destinations Shelter Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.98%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.19%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2021
Destinations Shelter Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(13.26%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2021
Destinations Shelter Fund | Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.29%)
Destinations Shelter Fund | Class Z | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.26%)

[1]	The Fund’s Class Z shares commenced operations on November 3, 2021.